Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN INTERNATIONAL EQUITY FUND
Entity Central Index Key	0000817656
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032294
Shareholder Report [Line Items]
Fund Name	Elfun International Equity Fund
Trading Symbol	EGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun International Equity Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun International Equity Fund	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Index was up sharply in 2025, but there was wide divergence by style. The MSCI EAFE Value Index outperformed the Growth and Quality indices by more than 21% as segments like banks and European defense rallied strongly.

The Fund underperformed with the industrials sector being the largest detractor. Within the sector, Japanese professional services firm Recruit, parent company to job posting site Indeed, was impacted by weak volume in job postings as well as operational issues. Other detractors in the sector included names not held in European defense, such as Rolls Royce, that rallied strongly. Within financials, the portfolio benefitted from some exposure to the very strong European banking  and insurance segments, including Standard Chartered and ING; however this was offset by positions in underperforming London Stock Exchange and the absence of several top performers, such as Banco Santander.

Stock selection in healthcare was a positive contributor including names both held and avoided. The top driver among names held was Roche, which experienced strong sales growth in pharma and pipeline progress. Australian biotechnology company CSL, a name not held, underperformed significantly amid sharply lower U.S. immunization rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EGLBX	MSCI EAFE Index
12/31/15	$10,000	$10,000
01/31/16	$9,254	$9,277
02/29/16	$8,964	$9,107
03/31/16	$9,601	$9,699
04/30/16	$9,896	$9,980
05/31/16	$9,819	$9,890
06/30/16	$9,492	$9,558
07/31/16	$9,927	$10,042
08/31/16	$9,959	$10,049
09/30/16	$10,073	$10,173
10/31/16	$9,876	$9,965
11/30/16	$9,674	$9,766
12/31/16	$9,914	$10,100
01/31/17	$10,190	$10,393
02/28/17	$10,227	$10,542
03/31/17	$10,481	$10,832
04/30/17	$10,730	$11,107
05/31/17	$11,164	$11,515
06/30/17	$11,142	$11,495
07/31/17	$11,497	$11,826
08/31/17	$11,375	$11,822
09/30/17	$11,682	$12,116
10/31/17	$11,921	$12,300
11/30/17	$12,048	$12,429
12/31/17	$12,193	$12,628
01/31/18	$12,865	$13,262
02/28/18	$12,140	$12,663
03/31/18	$12,064	$12,435
04/30/18	$12,188	$12,719
05/31/18	$11,989	$12,433
06/30/18	$11,785	$12,281
07/31/18	$12,005	$12,584
08/31/18	$11,887	$12,341
09/30/18	$11,822	$12,448
10/31/18	$10,812	$11,457
11/30/18	$10,806	$11,442
12/31/18	$10,202	$10,887
01/31/19	$10,764	$11,602
02/28/19	$11,249	$11,898
03/31/19	$11,458	$11,973
04/30/19	$11,943	$12,310
05/31/19	$11,287	$11,719
06/30/19	$12,125	$12,414
07/31/19	$11,971	$12,256
08/31/19	$11,794	$11,939
09/30/19	$12,153	$12,281
10/31/19	$12,704	$12,722
11/30/19	$12,842	$12,866
12/31/19	$13,276	$13,284
01/31/20	$12,844	$13,006
02/29/20	$11,897	$11,831
03/31/20	$10,351	$10,252
04/30/20	$11,102	$10,914
05/31/20	$11,645	$11,389
06/30/20	$12,206	$11,777
07/31/20	$12,475	$12,051
08/31/20	$13,141	$12,671
09/30/20	$12,962	$12,342
10/31/20	$12,491	$11,849
11/30/20	$14,402	$13,686
12/31/20	$15,044	$14,322
01/31/21	$14,737	$14,169
02/28/21	$15,095	$14,487
03/31/21	$15,208	$14,820
04/30/21	$15,752	$15,266
05/31/21	$16,370	$15,764
06/30/21	$16,104	$15,587
07/31/21	$16,206	$15,704
08/31/21	$16,807	$15,981
09/30/21	$16,172	$15,517
10/31/21	$16,478	$15,899
11/30/21	$15,594	$15,159
12/31/21	$16,405	$15,935
01/31/22	$15,620	$15,165
02/28/22	$14,975	$14,897
03/31/22	$15,153	$14,993
04/30/22	$13,956	$14,023
05/31/22	$14,257	$14,128
06/30/22	$12,919	$12,817
07/31/22	$13,778	$13,456
08/31/22	$12,845	$12,817
09/30/22	$11,673	$11,618
10/31/22	$12,367	$12,242
11/30/22	$14,036	$13,621
12/31/22	$13,763	$13,632
01/31/23	$15,016	$14,736
02/28/23	$14,550	$14,429
03/31/23	$15,016	$14,786
04/30/23	$15,423	$15,204
05/31/23	$15,082	$14,560
06/30/23	$15,810	$15,223
07/31/23	$16,362	$15,715
08/31/23	$15,574	$15,113
09/30/23	$14,826	$14,597
10/31/23	$14,176	$14,005
11/30/23	$15,581	$15,305
12/31/23	$16,563	$16,118
01/31/24	$16,543	$16,211
02/29/24	$16,831	$16,508
03/31/24	$17,266	$17,051
04/30/24	$16,791	$16,614
05/31/24	$17,975	$17,258
06/30/24	$17,614	$16,979
07/31/24	$18,056	$17,477
08/31/24	$18,551	$18,046
09/30/24	$18,692	$18,212
10/31/24	$17,534	$17,222
11/30/24	$17,574	$17,124
12/31/24	$17,125	$16,735
01/31/25	$18,123	$17,614
02/28/25	$18,544	$17,956
03/31/25	$18,244	$17,883
04/30/25	$18,651	$18,702
05/31/25	$19,421	$19,558
06/30/25	$19,813	$19,989
07/31/25	$19,250	$19,708
08/31/25	$19,885	$20,549
09/30/25	$20,370	$20,942
10/31/25	$20,391	$21,188
11/30/25	$20,462	$21,320
12/31/25	$20,962	$21,959

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EGLBX	22.41%	6.86%	7.68%
MSCI EAFE Index	31.22%	8.92%	8.18%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 165,634,177
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 381,454
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$165,634,177 Number of Portfolio Holdings60 Portfolio Turnover Rate19% Total Advisory Fees Paid$381,454
Holdings [Text Block]

Top Ten Countries

Countries	%
Japan	18.8%
United Kingdom	18.1%
France	17.0%
Switzerland	9.8%
Netherlands	7.4%
Germany	7.1%
Denmark	3.3%
Spain	2.8%
Canada	2.6%
Sweden	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	3.4%
Roche Holding AG	3.1%
Standard Chartered PLC	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.0%
Sony Group Corp.	3.0%
AstraZeneca PLC	2.8%
Safran SA	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.7%
ING Groep NV	2.7%
Schneider Electric SE	2.4%

Material Fund Change [Text Block]